Licensing Agreement and Royalty Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Payment for Licensing			$ 90,000	$ 39,000	$ 39,000
Minimum royalty payments	$ 135,000	$ 117,000	270,000	$ 234,000	468,000	$ 326,750
Unpaid amount of royalties	$ 90,000		$ 90,000		$ 39,000	$ 21,062